FAIR VALUE INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SUMMARY OF FINANCIAL ASSETS AND LIABILITIES BY LEVEL WITHIN THE FAIR VALUE HIERARCHY

As of December 31, 2023 and 2022, the Company’s financial assets and liabilities by level within the fair value hierarchy are as follows:

	As of December 31, 2023
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Cash and Restricted Cash	$1,325,779	$—	$—	$1,325,779

FINANCIAL LIABILITIES
Contingent liabilities	—	—	3,714,000	3,714,000

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
FINANCIAL ASSETS
Cash and Restricted Cash	$16,829,385	$—	$—	$16,829,385

FINANCIAL LIABILITIES
Contingent liabilities	—	—	36,488,594	36,488,594